Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue:
Total revenue	$ 259,439	$ 220,825
Cost of revenue:
Total cost of revenue	47,627	35,167
Gross profit	211,812	185,658
Operating expenses:
Research and development, net	71,833	55,888
Sales and marketing	86,975	77,453
General and administrative	36,936	25,632
Total operating expenses	195,744	158,973
Operating income	16,068	26,685
Financial income, net	8,753	13,434
Income before tax	24,821	40,119
Tax expense	7,512	3,243
Net income	$ 17,309	$ 36,876
Income per share
Basic (in Dollars per share)	$ 0.07	$ 0.15
Diluted (in Dollars per share)	$ 0.07	$ 0.15
Weighted average shares outstanding
Basic (in Shares)	247,047,007	238,811,210
Diluted (in Shares)	252,436,239	249,410,357
Net income	$ 17,309	$ 36,876
Change in foreign currency translation adjustment	859	(1,707)
Change in unrealized (losses) gains on marketable securities:
Unrealized (losses) gains arising during the period	(1,314)	103
Net change (net of tax effect of $- and $35)	(1,314)	103
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains arising during the period	2,733	2,857
Less -reclassification adjustment for net losses realized and included in net income	(2,896)	(700)
Net change (net of tax effect of $22 and $(294))	(163)	2,157
Total other comprehensive (loss) income	(618)	553
Comprehensive income	16,691	37,429
Subscription services
Revenue:
Total revenue	194,234	157,502
Cost of revenue:
Total cost of revenue	30,219	16,954
Term-license
Revenue:
Total revenue	43,109	41,288
Other non-recurring
Revenue:
Total revenue	7,580	7,703
Cost of revenue:
Total cost of revenue	7,261	6,499
Professional services
Revenue:
Total revenue	14,516	14,332
Cost of revenue:
Total cost of revenue	$ 10,147	$ 11,714